Leases - Summary of Movements in Lease Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning of the financial year	$ 3,443
At the end of the financial year	3,896	$ 3,443
Comprising:
Current liabilities	889	853
Non-current liabilities	3,007	2,590
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning of the financial year	3,443	715
IFRS 16 transition		2,301
Additions	1,223	436
Remeasurements of index-linked freight contracts	(59)	733
Lease payments	(879)	(761)
Foreign exchange movement	115	(43)
Amortisation of discounting	109	90
Transfers and other movements	(56)	(28)
At the end of the financial year	3,896	3,443
Comprising:
Current liabilities	889	853
Non-current liabilities	$ 3,007	$ 2,590